Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023
Cash flows from operating activities:
Net income (loss)	$ (2,720)	$ (977)	$ 806
Adjustments to reconcile net income or loss to net cash provided by (used in) operating activities
Depreciation of property and equipment	284	463	448
Amortization of right-of-use assets	63	62	27
Allowance for expected credit loss	359	246
Reversal of the allowance for expected credit loss	(148)	(39)
Impairment of property and equipment		716	294
Gain from disposal of property and equipment	(28)	(7)	(1)
Change in operating assets and liabilities:
Accounts receivable and deposits, prepayments and other receivables	119	290	250
Inventories	37	43	(39)
Accounts payable and accrued liabilities	160	159	86
Amount due to related parties	(1,377)	409
Repayment of operating lease liabilities	(116)	(56)
Income tax payable		(309)	(214)
Net cash provided by (used in) operating activities	(3,367)	1,000	1,657
Cash flows from investing activities:
Purchase of property and equipment	(32)	(81)	(46)
Proceeds from disposal of property and equipment	28	43
Net cash used in investing activities	(4)	(38)	(46)
Cash flows from financing activities:
Repayment of bank borrowings	(399)	(373)	(365)
Repurchases of shares	(571)
Net proceeds from issuance of shares	6,698
Dividend payments		(666)	(1,586)
Repayment of finance lease liabilities		(42)	(18)
Net cash provided by (used in) financing activities	5,728	(1,081)	(1,969)
Effect of exchange rate change on cash and cash equivalents	180	(148)	28
Net change in cash and cash equivalents	2,536	(267)	(330)
BEGINNING OF YEAR	190	457	787
END OF YEAR	2,727	190	457
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes		308	531
Cash paid for interest	$ 34	$ 41	$ 47